Acquisition of Netmotion - Additional Information (Details) - USD ($)	4 Months Ended	8 Months Ended	12 Months Ended
	Jun. 30, 2022	Feb. 18, 2022	Jun. 30, 2022	Jun. 30, 2021	Jul. 01, 2021
Disclosure of detailed information about business combination [line items]
Goodwill (note 3)	$ 240,755,000		$ 240,755,000	$ 1,100,000
Term Loan Facility
Disclosure of detailed information about business combination [line items]
Foreign exchange forward contracts, Notional value	275,000,000		275,000,000		$ 275,000,000
NetMotion
Disclosure of detailed information about business combination [line items]
Business acquistion percentage of equirty interests acquired					100.00%
Business acquistion total consideration transferred or transferrable		$ 342,008,000			$ 341,699,000
Measurement period adjustments recognised for particular assets, liabilities, non-controlling interests or items of consideration		309,000
Measurement period adjustments of income tax receivable		705,000
Measurement period adjustment of goodwill		396,000
Goodwill (note 3)		$ 239,655,000
Revenue of acquiree since acquisition date			59,825,000
Profit (loss) of acquiree since acquisition date			10,962,000
Business acquistion transaction costs incurred and charged to income statement			544,000	$ 9,100,000
NetMotion | Income Tax Receivable
Disclosure of detailed information about business combination [line items]
Measurement period adjustments recognised for particular assets, liabilities, non-controlling interests or items of consideration	251,000
NetMotion | Goodwill
Disclosure of detailed information about business combination [line items]
Measurement period adjustments recognised for particular assets, liabilities, non-controlling interests or items of consideration	4,749,000
NetMotion | Deferred Tax Liability
Disclosure of detailed information about business combination [line items]
Measurement period adjustments recognised for particular assets, liabilities, non-controlling interests or items of consideration	$ 5,000,000
NetMotion | Developed technology
Disclosure of detailed information about business combination [line items]
Amortisation expense			10,583,000
NetMotion | Customer contracts and relationships
Disclosure of detailed information about business combination [line items]
Amortisation expense			7,180,000
NetMotion | Trade names
Disclosure of detailed information about business combination [line items]
Amortisation expense			$ 300,000
NetMotion | Term Loan Facility
Disclosure of detailed information about business combination [line items]
Foreign exchange forward contracts, Notional value					$ 275,000,000